Organization and Principal Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2012	May. 31, 2012	Nov. 30, 2010	Jan. 01, 2010
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation	Jan. 28, 1993
Place of incorporation	Bermuda
HZ [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage						26.00%
Million Cube [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage	51.00%		40.00%
Million Cube [Member] | Non Complete Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage		40.00%
Paragon [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage	55.00%			45.00%
Paragon [Member] | Non Complete Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage		45.00%
Parent [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Equity interest percentage	28.95%				42.00%
Percentage of ownership interest					0.10%